Long-Term Debt (Maximum Secured Net Leverage Ratio Permitted) (Details)	Dec. 31, 2016
Debt Instrument [Line Items]
Secured net leverage ratio	3.93
Maximum [Member]
Debt Instrument [Line Items]
Secured net leverage ratio	4.50
Senior Credit Facility [Member] | Period from January 1, 2017 to June 30, 2017 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Secured net leverage ratio	4.50
Senior Credit Facility [Member] | Period from July 1, 2017 to December 31, 2018 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Secured net leverage ratio	4.25
Senior Credit Facility [Member] | Period from January 1, 2019 and thereafter [Member] | Maximum [Member]
Debt Instrument [Line Items]
Secured net leverage ratio	4.00